Offerings - Offering: 1	Jul. 18, 2025 USD ($) share
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.373% FIXED RATE/FLOATING RATE SENIOR NOTES DUEJULY 21, 2036
Amount Registered | share	1,500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650
Offering Note	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,500,000,000.